Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of the Disaggregation of the Group's Revenue from Contracts with Customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

(in €‘000)	2021	2020	2019
Type of goods or service
Charging sessions	26,108	14,879	9,515
Service revenue from the sale of charging equipment	37,253	15,207	9,147
Service revenue from installation services	19,516	12,313	6,880
Service revenue from operation and maintenance of charging equipment	3,414	1,850	280
Total revenue from external customers	86,291	44,249	25,822
Timing of revenue recognition
Services transferred over time	22,930	14,162	7,160
Goods and services transferred point in time	63,361	30,087	18,662
Total revenue from external customers	86,291	44,249	25,822

Summary of the Assets and Liabilities Related to Contracts with Customers
The Group has recognized the following assets and liabilities related to contracts with customers:

(in €‘000)	December 31, 2021	December 31, 2020
Assets
Current contract assets	1,226	41
Loss allowance	—	—
Total contract assets	1,226	41
Liabilities
Current contract liabilities	21,192	7,278
Total contract liabilities	21,192	7,278

Summary of the Revenue recognized that Relates to Carried-Forward Contract Liabilities
The following table shows how much revenue the Group recognized that relates to carried-forward contract liabilities.

(in €‘000)	2021	2020	2019
Revenue recognized that was included in the contract liability balance at the beginning of the period	7,280	5,250	3,715

Summary of the Transaction Price Allocated to the Remaining Performance Obligations
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting date is, as follows:

(in €‘000)	December 31, 2021	December 31, 2020
Within one year	25,274	23,384
Total	25,274	23,384